BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
As at January 1, at fair value	$ 0	$ 0	$ 5,944
Interest accrued (Note 20)	0	464	480
Amortization of issuance costs	0	31
Interest paid	0	(458)	(509)
Repayment of principal	0	(6,000)	0
Translation differences	0	19
As at December 31, at fair value	$ 0	$ 0	$ 5,944